Net Income (Loss) Per Share - Summary of Antidilutive Securities Excluded from Computation Of Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	10,136,198,000	14,278,603,000	14,278,603,000
Redeemable public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	836,474,000	0	0
Contingency consideration
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	3,018,699,000	0	0
Retroactively restated redeemable convertible Series C preferred units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	6,281,025,000	14,278,603,000	14,278,603,000